Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	BNY Mellon Stock Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001199348
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2025
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
BNY Mellon International Core Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIEAX
BNY Mellon International Core Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIECX
BNY Mellon International Core Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIERX
BNY Mellon International Core Equity Fund | Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIEYX